Condensed Consolidated Statement of Financial Position - EUR (€)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 156,141,000	€ 75,838,000
Prepayments and other receivables	20,407,000	3,762,000
Social securities and other taxes	511,000	421,000
Total current assets	177,059,000	80,021,000
Property, plant and equipment	17,559,000	18,601,000
Investments in associates	92,000	107,000
Investments in financial assets	621,000
Total assets	195,331,000	98,729,000
Equity
Equity attributable to owners of the Company	128,606,000	57,091,000
Non-controlling interests	(585,000)	(545,000)
Total equity	128,021,000	56,546,000
Current liabilities
Borrowings	1,791,000	1,135,000
Lease liabilities	1,395,000	1,260,000
Derivative financial instruments	2,263,000	839,000
Trade payables	894,000	221,000
Current income tax liability	0	0
Social securities and other taxes	546,000	22,000
Pension premiums		6,000
Deferred income	19,987,000	700,000
Other current liabilities	7,812,000	6,118,000
Total current liabilities	34,688,000	10,301,000
Borrowings	17,513,000	16,189,000
Lease liabilities	15,109,000	15,693,000
Total liabilities	67,310,000	42,183,000
Total equity and liabilities	€ 195,331,000	€ 98,729,000